Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Changes in non-cash working capital
Changes in non-cash working capital for the years ended December 31, 2018 and 2017 are as follows:

For the years ended December 31	2018	2017
Changes in non-cash working capital:
Trade and other receivables	$22,068	$(37,033)
Inventories	(83,495)	(23,136)
Prepaid expenses	(5,993)	(5,702)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	(9,403)	103,601
	(76,823)	37,730
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	81,877	(89,445)
Changes in non-cash working capital	$5,054	$(51,715)
These changes relate to the following activities:
Operating	$5,998	$(49,368)
Financing	—	—
Investing	(944)	(2,347)
Changes in non-cash working capital	$5,054	$(51,715)

Reconciliation of liabilities arising from financing activities
Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Finance lease obligations (note 9)
Balance at December 31, 2017	$1,502,271	$204,242

Changes from financing cash flows
Repayment of long-term debt and financing fees	(213,622)	—
Proceeds from limited recourse debt	166,000	—
Payment of finance lease liabilities	—	(8,293)
Total changes from financing cash flows	$(47,622)	$(8,293)

Liability-related other changes
Finance costs	$3,637	$—
New finance leases	—	2,425
Total liability-related other changes	$3,637	$2,425

Balance at December 31, 2018	$1,458,286	$198,374